A

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7%
	ADVERTISING & MARKETING - 0.1%
12,864	QuinStreet, Inc.(a)	$ 144,720

	AEROSPACE & DEFENSE - 1.1%
6,097	AAR Corporation(a) (b)	273,999
5,025	Aerojet Rocketdyne Holdings, Inc.	194,719
3,800	AeroVironment, Inc.(a)	269,990
5,025	Barnes Group, Inc.	233,411
2,144	Woodward, Inc.	267,207
		1,239,326
	APPAREL & TEXTILE PRODUCTS - 0.6%
2,345	Carter's, Inc.	226,715
2,345	Oxford Industries, Inc.	207,275
5,427	Skechers USA, Inc., Class A(a)	249,533
		683,523
	ASSET MANAGEMENT - 0.6%
5,163	Artisan Partners Asset Management, Inc., Class A	196,762
2,546	Cohen & Steers, Inc.	206,888
3,344	Stifel Financial Corporation	245,784
		649,434
	AUTOMOTIVE - 1.5%
10,318	Dana, Inc.	192,121
2,077	Dorman Products, Inc.(a)	194,033
6,700	Gentex Corporation	202,809
2,712	Gentherm, Inc.(a)	230,086
4,489	Standard Motor Products, Inc.	196,214
20,848	Tenneco, Inc., Class A(a)	401,950
2,119	Visteon Corporation(a)	254,640
		1,671,853
	BANKING - 10.7%
4,744	Ameris Bancorp	234,828
10,385	Associated Banc-Corporation(b)	253,290
14,539	Brookline Bancorp, Inc.	249,198
5,494	Cathay General Bancorp	258,383
2,881	City Holding Company	229,529

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 10.7% (Continued)
3,417	Commerce Bancshares, Inc.	$ 245,272
3,149	Community Bank System, Inc.	229,688
1,876	Cullen/Frost Bankers, Inc.	264,009
3,618	Customers Bancorp, Inc.(a)	222,688
4,066	Eagle Bancorp, Inc.	243,635
2,993	East West Bancorp, Inc.	262,067
14,606	First Commonwealth Financial Corporation	235,887
9,648	First Financial Bancorp	237,148
4,623	First Financial Bankshares, Inc.	221,534
14,338	First Horizon Corporation	336,656
5,858	First Interstate BancSystem, Inc., Class A	237,835
4,891	Flagstar Bancorp, Inc.	222,932
19,430	FNB Corporation	260,945
13,802	Fulton Financial Corporation	248,712
4,154	Glacier Bancorp, Inc.	230,132
6,700	Hilltop Holdings, Inc.	207,164
9,648	Home BancShares, Inc.	225,860
16,013	Hope Bancorp, Inc.	271,580
5,639	International Bancshares Corporation	242,533
12,395	Lakeland Bancorp, Inc.	223,606
6,097	NBT Bancorp, Inc.	233,942
19,593	New York Community Bancorp, Inc.	226,103
16,884	Northwest Bancshares, Inc.	237,727
193	Old National Bancorp	3,528
2,479	Pinnacle Financial Partners, Inc.	250,577
3,260	Prosperity Bancshares, Inc.	242,740
6,231	Renasant Corporation	227,494
7,504	S&T Bancorp, Inc.	233,299
2,747	ServisFirst Bancshares, Inc.	240,033
7,906	Simmons First National Corporation, Class A	225,479
5,628	Southside Bancshares, Inc.	234,631
4,891	Synovus Financial Corporation	257,511
3,886	Texas Capital Bancshares, Inc.(a)	258,808
7,437	Towne Bank	231,886

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	BANKING - 10.7% (Continued)
7,236	Trustmark Corporation	$ 227,862
2,211	UMB Financial Corporation	225,212
12,372	Umpqua Holdings Corporation	264,142
6,432	United Bankshares, Inc.	235,540
6,499	United Community Banks, Inc.	251,251
17,018	Valley National Bancorp	237,741
8,491	Webster Financial Corporation	511,243
6,700	WesBanco, Inc.	244,818
4,087	Westamerica BanCorporation	242,441
2,613	Wintrust Financial Corporation	259,628
		11,898,747
	BEVERAGES - 0.2%
381	Coca-Cola Consolidated, Inc.	189,330

	BIOTECH & PHARMA - 3.1%
23,249	Bluebird Bio, Inc.(a)	140,424
14,752	Coherus Biosciences, Inc.(a)	173,926
5,159	Cytokinetics, Inc.(a)	182,216
5,416	Emergent BioSolutions, Inc.(a)	224,114
3,216	Enanta Pharmaceuticals, Inc.(a)	226,471
5,861	Halozyme Therapeutics, Inc.(a)	207,890
1,273	Heska Corporation(a)	180,766
13,601	Innoviva, Inc.(a)	261,275
20,195	Ironwood Pharmaceuticals, Inc.(a)	217,298
17,428	Nektar Therapeutics(a)	178,463
3,886	Pacira BioSciences, Inc.(a)	259,157
3,883	Prestige Consumer Healthcare, Inc.(a)	231,155
14,539	Revance Therapeutics, Inc.(a)	197,294
5,561	Sage Therapeutics, Inc.(a)	202,254
2,613	Sarepta Therapeutics, Inc.(a)	200,182
8,075	Supernus Pharmaceuticals, Inc.(a)	257,996
1,090	United Therapeutics Corporation(a)	181,158
		3,522,039

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	CABLE & SATELLITE - 0.2%
134	Cable One, Inc.	$ 192,002

	CHEMICALS - 4.2%
4,958	AdvanSix, Inc.	198,617
1,407	Balchem Corporation	194,644
4,221	Cabot Corporation	308,809
6,968	Chemours Company (The)	192,317
7,537	Codexis, Inc.(a)	150,212
7,370	GCP Applied Technologies, Inc.(a)	232,745
2,881	HB Fuller Company	196,974
3,284	Ingevity Corporation(a)	224,067
2,613	Innospec, Inc.	249,542
5,092	Kraton Corporation(a)	234,996
2,546	Materion Corporation	212,718
3,216	Minerals Technologies, Inc.	225,088
687	NewMarket Corporation	218,301
4,087	Olin Corporation	210,521
1,022	Quaker Chemical Corporation	189,693
871	Rogers Corporation(a)	237,783
2,345	RPM International, Inc.	198,317
2,345	Sensient Technologies Corporation	192,595
4,489	Trinseo plc	233,248
6,298	Valvoline, Inc.	203,614
965	WD-40 Company	204,474
		4,509,275
	COMMERCIAL SUPPORT SERVICES - 2.7%
5,762	ABM Industries, Inc.	258,311
4,355	Brady Corporation, Class A	200,678
3,605	Brink's Company (The)	252,566
1,139	CorVel Corporation(a)	181,169
7,370	Deluxe Corporation	229,281
4,020	Forrester Research, Inc.(a)	208,759
1,541	FTI Consulting, Inc.(a)	224,986
14,003	Harsco Corporation(a)	166,776

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	COMMERCIAL SUPPORT SERVICES - 2.7% (Continued)
2,010	Insperity, Inc.	$ 180,800
3,082	Korn Ferry	204,213
2,479	TriNet Group, Inc.(a)	216,441
8,576	TrueBlue, Inc.(a)	233,267
1,139	UniFirst Corporation	206,444
5,494	Viad Corporation(a)	191,960
		2,955,651
	CONSTRUCTION MATERIALS - 0.9%
952	Carlisle Companies, Inc.	226,005
1,407	Eagle Materials, Inc.	192,520
7,571	MDU Resources Group, Inc.	202,676
1,675	Simpson Manufacturing Company, Inc.	198,504
5,829	Summit Materials, Inc., Class A(a)	181,981
		1,001,686
	CONSUMER SERVICES - 1.3%
374	Graham Holdings Company, Class B	224,823
2,747	Grand Canyon Education, Inc.(a)	238,522
6,432	Matthews International Corporation, Class A	213,414
1,139	Medifast, Inc.	211,854
4,891	Rent-A-Center, Inc.	138,953
3,283	Service Corp International	199,771
4,075	Strategic Education, Inc.	240,506
		1,467,843
	CONTAINERS & PACKAGING - 0.8%
1,943	AptarGroup, Inc.	236,813
3,953	Greif, Inc., Class A	227,258
5,494	Silgan Holdings, Inc.	230,089
4,071	Sonoco Products Company	239,049
		933,209
	DATA CENTER REIT - 0.2%
2,613	CyrusOne, Inc.	236,085

	ELECTRIC UTILITIES - 1.8%
3,551	ALLETE, Inc.	223,500

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ELECTRIC UTILITIES - 1.8% (Continued)
3,350	Black Hills Corporation(b)	$ 234,467
5,628	Hawaiian Electric Industries, Inc.	230,635
2,077	IDACORP, Inc.	215,904
2,881	MGE Energy, Inc. (b)	207,490
4,154	NorthWestern Corporation	251,233
6,203	OGE Energy Corporation	232,923
2,948	Ormat Technologies, Inc. (b)	210,340
5,207	PNM Resources, Inc.	235,200
		2,041,692
	ELECTRICAL EQUIPMENT - 1.8%
2,948	AAON, Inc.	172,635
2,586	Advanced Energy Industries, Inc.	222,008
2,211	Badger Meter, Inc.	219,796
3,618	Belden, Inc.	203,874
3,350	FARO Technologies, Inc.(a)	183,379
3,417	Itron, Inc.(a)	162,888
749	Littelfuse, Inc.	193,399
5,434	National Instruments Corporation	218,175
2,546	OSI Systems, Inc.(a)	205,386
1,206	Watts Water Technologies, Inc., Class A	173,604
		1,955,144
	ENGINEERING & CONSTRUCTION - 1.8%
3,053	AECOM	221,831
2,382	Comfort Systems USA, Inc.	204,804
1,850	EMCOR Group, Inc.	213,749
2,010	Exponent, Inc.	190,468
1,675	Installed Building Products, Inc.	161,973
4,958	KBR, Inc.	246,115
2,546	MasTec, Inc.(a)	200,523
2,144	MYR Group, Inc.(a)	192,424
1,407	Tetra Tech, Inc.	223,389
871	TopBuild Corporation(a)	186,986
		2,042,262

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	ENTERTAINMENT CONTENT - 0.3%
6,843	AMC Networks, Inc., Class A(a)	$ 283,642

	FOOD - 2.7%
6,432	Cal-Maine Foods, Inc.	284,746
3,417	Darling Ingredients, Inc.(a)	247,664
8,576	Flowers Foods, Inc.	235,068
8,576	Fresh Del Monte Produce, Inc.	221,947
5,561	Hain Celestial Group, Inc. (The)(a)	202,198
2,412	Ingredion, Inc.	214,041
1,492	J & J Snack Foods Corporation	244,270
2,613	John B Sanfilippo & Son, Inc.	207,786
3,733	Lamb Weston Holdings, Inc.	247,983
1,407	Lancaster Colony Corporation	236,671
11,524	Phibro Animal Health Corporation, Class A	245,461
2,077	Post Holdings, Inc.(a)	218,376
1,232	Sanderson Farms, Inc.	220,023
		3,026,234
	FORESTRY, PAPER & WOOD PRODUCTS - 0.3%
3,015	Louisiana-Pacific Corporation	216,930
1,742	Trex Company, Inc.(a)	159,985
		376,915
	GAS & WATER UTILITIES - 2.0%
2,278	American States Water Company	191,716
2,278	Atmos Energy Corporation	250,147
3,685	National Fuel Gas Company	229,354
5,762	New Jersey Resources Corporation	251,339
3,015	ONE Gas, Inc.	250,517
9,045	South Jersey Industries, Inc.	306,898
3,395	Southwest Gas Holdings, Inc.	240,841
3,618	Spire, Inc.	242,804
5,092	UGI Corporation	195,736
		2,159,352
	HEALTH CARE FACILITIES & SERVICES - 2.7%
3,886	Acadia Healthcare Company, Inc.(a)	220,375

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HEALTH CARE FACILITIES & SERVICES - 2.7% (Continued)
1,454	Amedisys, Inc.(a)	$ 232,989
446	Chemed Corporation	213,317
17,554	Community Health Systems, Inc.(a)	184,493
2,814	Ensign Group, Inc. (The)	236,489
5,323	HealthEquity, Inc.(a)	285,898
1,716	LHC Group, Inc.(a)	233,668
3,484	National HealthCare Corporation	226,530
5,360	Owens & Minor, Inc.	236,644
5,695	Premier, Inc., Class A	204,678
7,973	Select Medical Holdings Corporation	184,575
2,882	Tenet Healthcare Corporation(a)	247,823
8,911	Tivity Health, Inc.(a) (b)	243,092
		2,950,571
	HEALTH CARE REIT - 0.8%
10,318	CareTrust REIT, Inc.	180,565
9,916	Medical Properties Trust, Inc.	201,691
12,660	Physicians Realty Trust	205,852
17,811	Sabra Health Care REIT, Inc.	239,202
		827,310
	HOME & OFFICE PRODUCTS - 0.8%
5,561	HNI Corporation(b)	226,277
10,787	Newell Brands, Inc.	256,191
4,958	Tempur Sealy International, Inc.	163,664
15,477	Tupperware Brands Corporation(a) (b)	282,146
		928,278
	HOME CONSTRUCTION - 2.3%
3,618	American Woodmark Corporation(a)	193,852
2,010	Armstrong World Industries, Inc.	177,684
8,241	Griffon Corporation	189,955
14,807	Interface, Inc.	193,231
5,226	KB Home	201,776
1,541	LGI Homes, Inc.(a)	194,366
3,819	M/I Homes, Inc.(a)	188,239
1,943	Meritage Homes Corporation(a)	191,541

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	HOME CONSTRUCTION - 2.3% (Continued)
2,948	Patrick Industries, Inc.	$ 210,310
10,519	PGT Innovations, Inc.(a)	226,264
6,700	Taylor Morrison Home Corporation(a)	197,650
3,216	Toll Brothers, Inc.	174,500
8,442	Tri Pointe Homes, Inc.(a)	188,848
		2,528,216
	HOTEL REIT - 1.0%
24,388	DiamondRock Hospitality Company(a)	232,905
16,884	RLJ Lodging Trust	236,207
2,546	Ryman Hospitality Properties, Inc.(a)	224,328
24,148	Summit Hotel Properties, Inc.(a)	238,824
12,931	Xenia Hotels & Resorts, Inc.(a)	239,741
		1,172,005
	HOUSEHOLD PRODUCTS - 1.1%
4,489	Central Garden & Pet Company(a)	212,509
5,092	Edgewell Personal Care Company	181,683
5,928	Energizer Holdings, Inc.	197,936
963	Helen of Troy Ltd.(a)	198,060
2,211	Inter Parfums, Inc.	205,358
4,640	Nu Skin Enterprises, Inc., Class A	215,249
		1,210,795
	INDUSTRIAL INTERMEDIATE PRODUCTS - 1.2%
1,474	Chart Industries, Inc.(a)	212,846
3,484	Gibraltar Industries, Inc.(a)	168,347
4,586	Proto Labs, Inc.(a)	257,870
1,166	RBC Bearings, Inc.(a)	226,029
3,417	Timken Company (The)	224,019
938	Valmont Industries, Inc.	203,030
		1,292,141
	INDUSTRIAL REIT - 1.0%
1,033	EastGroup Properties, Inc.	197,055
3,551	First Industrial Realty Trust, Inc.	204,467
1,273	PS Business Parks, Inc.	202,776
2,881	Rexford Industrial Realty, Inc.	202,045

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INDUSTRIAL REIT - 1.0% (Continued)
4,891	STAG Industrial, Inc.	$ 190,553
		996,896
	INDUSTRIAL SUPPORT SERVICES - 0.8%
2,278	Applied Industrial Technologies, Inc.	230,306
6,566	Textainer Group Holdings Ltd.	233,158
757	Watsco, Inc.	206,706
1,809	WESCO International, Inc.(a)	220,210
		890,380
	INFRASTRUCTURE REIT - 0.2%
16,683	Uniti Group, Inc.	216,379

	INSTITUTIONAL FINANCIAL SERVICES - 0.6%
1,742	Evercore, Inc., Class A	221,251
2,278	Houlihan Lokey, Inc.	234,315
3,867	SEI Investments Company	226,529
		682,095
	INSURANCE - 3.1%
353	Alleghany Corporation(a)	233,658
1,722	American Financial Group, Inc.	233,142
4,355	AMERISAFE, Inc.	205,121
9,878	CNO Financial Group, Inc.	238,751
5,695	Employers Holdings, Inc.	221,308
57,687	Genworth Financial, Inc., Class A(a)	234,209
1,809	Hanover Insurance Group, Inc. (The)	252,373
6,030	Horace Mann Educators Corporation	250,787
4,005	Kemper Corporation	214,027
4,438	Mercury General Corporation	244,090
1,541	Primerica, Inc.	200,160
9,246	ProAssurance Corporation	222,829
2,144	Reinsurance Group of America, Inc.	237,684
2,077	RLI Corporation	210,816
2,747	Safety Insurance Group, Inc.	229,210
		3,428,165

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	INTERNET MEDIA & SERVICES - 0.2%
8,911	HealthStream, Inc.(a)	$ 182,586

	LEISURE FACILITIES & SERVICES - 2.5%
6,816	BJ's Restaurants, Inc.(a)	218,589
5,963	Cheesecake Factory, Inc. (The)(a)	255,156
14,539	Cinemark Holdings, Inc.(a) (b)	255,013
2,680	Jack in the Box, Inc.	231,204
1,407	Marriott Vacations Worldwide Corporation	226,063
1,771	Papa John's International, Inc.	189,178
3,618	SeaWorld Entertainment, Inc.(a)	251,053
3,266	Shake Shack, Inc., Class A(a)	244,036
4,489	St Joe Company (The)	242,541
2,613	Texas Roadhouse, Inc.	248,000
9,874	Wendy's Company (The)	224,535
1,363	Wingstop, Inc.	198,112
		2,783,480
	LEISURE PRODUCTS - 1.5%
2,345	Brunswick Corporation	223,994
8,509	Callaway Golf Company(a)	210,513
1,407	Fox Factory Holding Corporation(a)	166,054
2,144	Polaris, Inc. (b)	260,518
3,484	Sturm Ruger & Company, Inc.	252,276
2,278	Thor Industries, Inc. (b)	206,159
5,159	Vista Outdoor, Inc.(a)	188,046
3,149	Winnebago Industries, Inc.	201,756
		1,709,316
	MACHINERY - 4.6%
2,035	AGCO Corporation	244,526
1,608	Alamo Group, Inc.	223,689
2,680	Albany International Corporation, Class A	235,358
2,315	Crane Company	234,000
1,700	Curtiss-Wright Corporation	250,783
3,953	Donaldson Company, Inc.	214,529
2,613	ESCO Technologies, Inc.	181,786

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	MACHINERY - 4.6% (Continued)
2,479	Franklin Electric Company, Inc.	$ 209,624
2,948	Graco, Inc.	212,521
4,556	Hillenbrand, Inc.	217,367
1,541	John Bean Technologies Corporation	174,703
6,566	Kennametal, Inc.	208,208
1,675	Lincoln Electric Holdings, Inc.	213,496
1,541	Lindsay Corporation	202,195
1,566	MSA Safety, Inc.	217,831
2,077	Oshkosh Corporation	230,630
1,407	Regal Rexnord Corporation	225,612
2,723	SPX FLOW, Inc.	233,878
2,144	Standex International Corporation	227,114
2,881	Tennant Company(b)	226,965
5,360	Terex Corporation	221,261
2,345	Toro Company	219,984
6,432	Zurn Water Solutions Corporation	209,169
		5,035,229
	MEDICAL EQUIPMENT & DEVICES - 1.9%
11,582	CryoLife, Inc.(a)	226,428
3,264	Globus Medical, Inc., Class A(a)	229,524
4,439	Haemonetics Corporation(a)	256,175
1,005	ICU Medical, Inc.(a)	237,914
3,515	Integra LifeSciences Holdings Corporation(a)	235,716
3,779	Merit Medical Systems, Inc.(a)	245,748
8,532	Myriad Genetics, Inc.(a)	208,010
5,159	Neogen Corporation(a)	184,176
4,489	NuVasive, Inc.(a)	242,945
		2,066,636
	METALS & MINING - 1.1%
47,369	Coeur Mining, Inc.(a)	203,687
4,614	Compass Minerals International, Inc.	270,472
1,675	Encore Wire Corporation	195,004
45,560	Hecla Mining Company	262,426

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	METALS & MINING - 1.1% (Continued)
2,246	Royal Gold, Inc.	$ 272,349
		1,203,938
	MORTGAGE FINANCE - 0.4%
17,889	Apollo Commercial Real Estate Finance, Inc.	233,451
87,294	Invesco Mortgage Capital, Inc. (b)	190,301
		423,752
	MULTI ASSET CLASS REIT - 0.4%
14,941	Lexington Realty Trust	230,988
9,045	Washington Real Estate Investment Trust	211,291
		442,279
	OFFICE REIT - 1.7%
6,231	American Assets Trust, Inc.	227,805
17,785	Brandywine Realty Trust	237,074
8,426	Corporate Office Properties Trust	220,845
5,890	Cousins Properties, Inc.	227,531
7,029	Douglas Emmett, Inc.	222,819
5,346	Highwoods Properties, Inc.	233,086
3,543	Kilroy Realty Corporation	253,749
12,812	Mack-Cali Realty Corporation(a)	216,523
12,730	Piedmont Office Realty Trust, Inc., Class A	216,919
		2,056,351
	OIL & GAS PRODUCERS - 1.1%
7,190	HollyFrontier Corporation	218,936
1,876	Oasis Petroleum, Inc.	248,589
7,973	SM Energy Company	283,120
50,518	Southwestern Energy Company(a)	252,085
8,844	World Fuel Services Corporation	250,639
		1,253,369
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
20,829	Oceaneering International, Inc.(a)	304,937

	PUBLISHING & BROADCASTING - 1.3%
12,060	EW Scripps Company (The), Class A(a)	268,456
44,689	Gannett Company, Inc.(a)	221,657

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	PUBLISHING & BROADCASTING - 1.3% (Continued)
4,824	New York Times Company (The), Class A	$ 212,208
1,569	Nexstar Media Group, Inc., Class A	290,344
5,920	Scholastic Corporation	249,114
4,747	World Wrestling Entertainment, Inc., Class A(b)	281,307
		1,523,086
	REAL ESTATE INVESTMENT TRUSTS - 0.2%
8,157	Omega Healthcare Investors, Inc.	229,783

	RENEWABLE ENERGY - 0.6%
2,948	EnerSys	214,408
2,680	First Solar, Inc.(a)	201,777
6,774	Green Plains, Inc.(a)	221,781
		637,966
	RESIDENTIAL REIT - 0.4%
4,151	American Campus Communities, Inc.	223,365
9,045	Independence Realty Trust, Inc.	228,567
		451,932
	RETAIL - CONSUMER STAPLES - 1.1%
5,159	Big Lots, Inc.	179,327
1,206	Casey's General Stores, Inc.	226,824
1,139	Five Below, Inc.(a)	186,352
4,600	Ollie's Bargain Outlet Holdings, Inc.(a)	198,628
7,941	Sprouts Farmers Market, Inc.(a)	226,160
3,596	Weis Markets, Inc.	221,765
		1,239,056
	RETAIL - DISCRETIONARY - 2.9%
1,363	Asbury Automotive Group, Inc.(a)	264,572
1,139	Avis Budget Group, Inc.(a)	208,938
2,747	Builders FirstSource, Inc.(a)	204,432
2,077	Dick's Sporting Goods, Inc. (b)	218,085
961	Dillard's, Inc., Class A(b)	240,932
23,689	EVgo, Inc.(a)	245,655
3,283	Hibbett, Inc.	147,998
6,499	La-Z-Boy, Inc.	189,641

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	RETAIL - DISCRETIONARY - 2.9% (Continued)
804	Lithia Motors, Inc. (b)	$ 274,019
4,020	MarineMax, Inc.(a)	183,955
4,020	Monro, Inc.	187,654
12,663	Sally Beauty Holdings, Inc.(a)	218,817
3,082	Sleep Number Corporation(a)	202,487
4,757	Sonic Automotive, Inc., Class A	255,498
		3,042,683
	RETAIL REIT - 1.6%
10,720	Acadia Realty Trust	229,837
3,283	Agree Realty Corporation	210,604
7,973	Four Corners Property Trust, Inc.	210,328
10,907	Kite Realty Group Trust	239,191
4,964	National Retail Properties, Inc.	211,516
11,926	Retail Opportunity Investments Corporation	216,576
4,490	Saul Centers, Inc.	206,675
12,362	Tanger Factory Outlet Centers, Inc. (b)	206,198
		1,730,925
	SEMICONDUCTORS - 3.4%
9,447	Amkor Technology, Inc.	214,163
2,278	Azenta, Inc.	199,371
5,427	CEVA, Inc.(a)	221,259
2,546	Cirrus Logic, Inc.(a)	221,171
884	Coherent, Inc.(a)	233,659
6,164	Cohu, Inc.(a)	192,194
2,144	Diodes, Inc.(a)	192,081
3,417	II-VI, Inc.(a)	237,344
1,368	IPG Photonics Corporation(a)	178,319
3,126	MaxLinear, Inc. – Class A(a) (b)	191,780
1,340	MKS Instruments, Inc.	201,804
2,546	Power Integrations, Inc.	229,140
2,613	Semtech Corporation(a)	181,290
1,139	Silicon Laboratories, Inc.(a)	175,076
804	Synaptics, Inc.(a)	183,658
8,241	Veeco Instruments, Inc.(a)	235,445

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SEMICONDUCTORS - 3.4% (Continued)
10,653	Vishay Intertechnology, Inc.	$ 204,431
2,109	Wolfspeed, Inc.(a)	216,636
		3,708,821
	SOFTWARE - 3.8%
6,792	ACI Worldwide, Inc.(a)	227,668
16,616	Alignment Healthcare, Inc.(a) (b)	140,239
12,663	Allscripts Healthcare Solutions, Inc.(a)	246,422
2,948	Blackbaud, Inc.(a)	184,221
4,154	Bottomline Technologies DE, Inc.(a)	235,283
5,642	CDK Global, Inc.	255,808
3,417	CommVault Systems, Inc.(a)	214,963
4,958	Donnelley Financial Solutions, Inc.(a)	159,152
2,948	Envestnet, Inc.(a)	220,569
6,592	LivePerson, Inc.(a)	133,686
13,437	Mandiant, Inc.(a)	266,052
1,514	Manhattan Associates, Inc.(a)	202,392
432	MicroStrategy, Inc., Class A(a) (b)	191,376
2,144	New Relic, Inc.(a)	142,019
1,305	Omnicell, Inc.(a)	168,710
2,077	Pegasystems, Inc.	180,948
4,824	Progress Software Corporation	212,642
1,716	Qualys, Inc.(a)	215,032
1,675	SPS Commerce, Inc.(a)	217,499
4,485	Verint Systems, Inc.(a)	225,282
2,124	Ziff Davis, Inc.(a)	213,674
		4,253,637
	SPECIALTY FINANCE - 2.0%
3,819	Encore Capital Group, Inc.(a) (b)	252,015
5,762	Enova International, Inc.(a)	234,917
3,015	First American Financial Corporation	202,126
1,922	LendingTree, Inc.(a)	232,581
16,281	MGIC Investment Corporation	247,146
2,412	Nelnet, Inc., Class A	194,287
11,926	SLM Corporation	234,942

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	SPECIALTY FINANCE - 2.0% (Continued)
2,948	Stewart Information Services Corporation	$ 200,110
1,569	Walker & Dunlop, Inc.	217,071
959	World Acceptance Corporation(a) (b)	188,415
		2,203,610
	SPECIALTY REIT - 0.2%
1,943	Lamar Advertising Company, Class A	211,904

	STEEL - 1.5%
14,874	Allegheny Technologies, Inc.(a)	382,858
6,499	Commercial Metals Company	250,536
1,474	Reliance Steel & Aluminum Company	281,342
3,819	Steel Dynamics, Inc.	269,545
9,983	United States Steel Corporation(b)	271,637
4,288	Worthington Industries, Inc.	244,502
		1,700,420
	TECHNOLOGY HARDWARE - 3.4%
10,931	3D Systems Corporation(a)	194,790
10,368	ADTRAN, Inc.	213,477
1,742	Arrow Electronics, Inc.(a)	212,315
8,673	Benchmark Electronics, Inc.	226,712
22,780	GoPro, Inc., Class A(a)	195,908
19,832	Harmonic, Inc.(a)	184,636
3,283	InterDigital, Inc.	211,491
3,350	Jabil, Inc.	193,664
10,050	Knowles Corporation(a)	218,889
2,211	Lumentum Holdings, Inc.(a)	218,579
5,896	NCR Corporation(a)	238,906
7,125	NetScout Systems, Inc.(a)	221,801
2,456	Plexus Corporation(a)	200,090
5,695	Sanmina Corporation(a)	226,547
5,293	Super Micro Computer, Inc.(a)	207,962
15,745	TTM Technologies, Inc.(a)	197,915
5,293	ViaSat, Inc.(a)	241,573

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TECHNOLOGY HARDWARE - 3.4% (Continued)
1,854	Vicor Corporation(a)	$ 138,624
		3,743,879
	TECHNOLOGY SERVICES - 2.6%
871	CACI International, Inc., Class A(a)	243,697
4,087	CSG Systems International, Inc.	252,250
1,608	ExlService Holdings, Inc.(a)	194,230
543	Fair Isaac Corporation(a)	255,856
6,432	Green Dot Corporation, Class A(a)	184,277
1,407	Jack Henry & Associates, Inc.	248,758
3,216	ManTech International Corporation, Class A	268,118
2,948	MAXIMUS, Inc.	232,479
1,809	Perficient, Inc.(a)	184,337
27,437	Sabre Corporation(a)	299,886
2,814	Science Applications International Corporation	246,760
1,675	WEX, Inc.(a)	282,254
		2,892,902
	TELECOMMUNICATIONS - 1.1%
14,049	8x8, Inc.(a)	182,075
3,216	Cogent Communications Holdings, Inc.	203,894
31,624	Consolidated Communications Holdings, Inc.(a)	225,163
5,708	Iridium Communications, Inc.(a)	225,980
11,591	Telephone and Data Systems, Inc.	201,104
11,256	Vonage Holdings Corporation(a)	228,722
		1,266,938
	TIMBER REIT - 0.4%
3,886	PotlatchDeltic Corporation	213,341
5,840	Rayonier, Inc.	231,848
		445,189
	TRANSPORTATION & LOGISTICS - 1.9%
1,273	Allegiant Travel Company(a)	221,617
1,943	Forward Air Corporation	200,479
13,869	Heartland Express, Inc.	199,159
2,814	Hub Group, Inc., Class A(a)	237,502
3,886	Knight-Swift Transportation Holdings, Inc.	211,709

INSPIRE SMALL/MID CAP IMPACT ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2022

Shares		Fair Value
	COMMON STOCKS — 99.7% (Continued)
	TRANSPORTATION & LOGISTICS - 1.9% (Continued)
1,340	Landstar System, Inc.	$ 206,909
2,613	Matson, Inc.	289,441
698	Saia, Inc.(a)	200,487
5,963	SkyWest, Inc.(a)	167,620
4,958	Werner Enterprises, Inc.	215,475
		2,150,398
	TRANSPORTATION EQUIPMENT - 0.2%
7,839	Trinity Industries, Inc.	226,234

	WHOLESALE - CONSUMER STAPLES - 0.3%
6,097	Andersons, Inc. (The)	278,023

	WHOLESALE - DISCRETIONARY - 0.6%
4,355	ePlus, Inc.(a)	204,250
6,700	ScanSource, Inc.(a)	211,586
1,943	Veritiv Corporation(a)	208,231
		624,067

	TOTAL COMMON STOCKS (Cost $106,382,701)	110,326,521

Shares		Fair Value
	COLLATERAL FOR SECURITIES LOANED — 4.0%
	MONEY MARKET FUND - 4.0%
4,426,910	Fidelity Government Portfolio - Institutional Class, 0.01% (Cost $4,426,910)(c),(d)	4,426,910

	TOTAL INVESTMENTS - 103.7% (Cost $110,809,611)	$ 114,753,431
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(4,125,909)
	NET ASSETS - 100.0%	$ 110,627,522

REIT -	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at February 28, 2022. The total fair value of the securities on loan as of February 28, 2022 was $4,335,307.
(c)	Security was purchased with cash received as collateral for securities on loan at February 28, 2022. Total collateral had a value of $4,426,910 at February 28, 2022.
(d)	Rate disclosed is the seven day effective yield as of February 28, 2022.